Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (9,144)	$ 1,764	$ 7,531	$ 16,931	$ 6,637
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	1,198	538	1,354	743	335
Stock-based compensation expense	18,290	636	3,599	12	37
Loss on disposal of fixed assets	14		52		3
Inventory write-downs (recovery)	(140)	1,382	1,543	3,227	0
Provision for doubtful accounts				16
Deferred income taxes	(24,585)
Changes in operating assets and liabilities:
Accounts receivable	2,769	4,760	(4,280)	(8,988)	(1,297)
Inventories	1,652	352	3,004	(4,811)	(3,346)
Prepaid expenses and other current assets	138	694	1,650	(3,894)	(157)
Other assets	92	(10)	(29)	10	(91)
Accounts payable	(85)	(1,288)	398	2,042	474
Accrued liabilities and other liabilities	19,385	3,944	4,000	5,488	1,409
Deferred revenue	5,481	2,110	8,858	10,841	3,670
Net cash provided by operating activities	15,065	14,882	27,680	21,617	7,674
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(2,200)	(1,240)	(2,006)	(2,124)	(832)
Net cash used in investing activities	(2,200)	(1,240)	(2,006)	(2,124)	(832)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from initial public offering, net	97,068
Distribution of income to Gigamon LLC members	(7,097)	(7,440)	(18,181)	(12,195)	(13,887)
Proceeds from exercise of stock options	11
Payments of deferred offering costs			(1,920)
Proceeds from issuance of preferred units, net of issuance costs					22,196
Payment for common unit redemption					(12,469)
Net cash used in financing activities	89,982	(7,440)	(20,101)	(12,195)	(4,160)
NET INCREASE IN CASH AND CASH EQUIVALENTS	102,847	6,202	5,573	7,298	2,682
CASH AND CASH EQUIVALENTS - Beginning of period	18,675	13,102	13,102	5,804	3,122
CASH AND CASH EQUIVALENTS - End of period	121,522	19,304	18,675	13,102	5,804
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Income taxes paid during the period	47	56	111	109	20
NONCASH INVESTING AND FINANCING ACTIVITIES:
Conversion of preferred stock into common stock	29,432
Transfer of property and equipment to inventory				269
Accretion of preferred units to redemption value and issuance costs discount	1,088	1,097	2,236	2,078	1,834
Unpaid deferred offering costs	$ 1,777	$ 1,358	$ 287